Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($) $ in Thousands	Total	Common stock	Treasury shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss
Beginning balance (in shares) at Dec. 31, 2017		59,320,214
Beginning balance at Dec. 31, 2017	$ 95,305	$ 83,770	$ (3,773)	$ 102,529	$ (81,901)	$ (5,320)
Increase (Decrease) in Stockholders' Equity
Net income	26,754				26,754
Other comprehensive loss, net of tax	(2,486)					(2,486)
Distributions from additional paid-in capital - $0.20 per share	(11,864)			(11,864)
Share based compensation	3,100			3,100
Ending balance (in shares) at Mar. 31, 2018		59,320,214
Ending balance at Mar. 31, 2018	110,809	$ 83,770	(3,773)	93,765	(55,147)	(7,806)
Beginning balance (in shares) at Dec. 31, 2017		59,320,214
Beginning balance at Dec. 31, 2017	95,305	$ 83,770	(3,773)	102,529	(81,901)	(5,320)
Increase (Decrease) in Stockholders' Equity
Net income	105,652
Other comprehensive loss, net of tax	(14,498)
Ending balance (in shares) at Sep. 30, 2018		59,724,999
Ending balance at Sep. 30, 2018	155,470	$ 84,254	(3,757)	71,040	23,751	(19,818)
Beginning balance (in shares) at Mar. 31, 2018		59,320,214
Beginning balance at Mar. 31, 2018	110,809	$ 83,770	(3,773)	93,765	(55,147)	(7,806)
Increase (Decrease) in Stockholders' Equity
Net income	53,081				53,081
Other comprehensive loss, net of tax	(11,731)					(11,731)
Distributions from additional paid-in capital - $0.20 per share	(11,944)			(11,944)
Share based compensation	(2,386)			(2,386)
Issuance of stock under equity compensation plans (in shares)		404,785
Issuance of stock under equity compensation plans	500	$ 484	16
Ending balance (in shares) at Jun. 30, 2018		59,724,999
Ending balance at Jun. 30, 2018	138,329	$ 84,254	(3,757)	79,435	(2,066)	(19,537)
Increase (Decrease) in Stockholders' Equity
Net income	25,817				25,817
Other comprehensive loss, net of tax	(281)					(281)
Distributions from additional paid-in capital - $0.20 per share	(11,945)			(11,945)
Share based compensation	3,550			3,550
Ending balance (in shares) at Sep. 30, 2018		59,724,999
Ending balance at Sep. 30, 2018	$ 155,470	$ 84,254	(3,757)	71,040	23,751	(19,818)
Beginning balance (in shares) at Dec. 31, 2018	59,518,498	59,518,498
Beginning balance at Dec. 31, 2018	$ 158,896	$ 84,254	(8,683)	63,544	39,409	(19,628)
Increase (Decrease) in Stockholders' Equity
Net income	18,954				18,954
Other comprehensive loss, net of tax	(709)					(709)
Dividends paid - $0.20 per share	(11,904)				(11,904)
Share based compensation	3,553			3,553
Ending balance (in shares) at Mar. 31, 2019		59,518,498
Ending balance at Mar. 31, 2019	$ 168,790	$ 84,254	(8,683)	67,097	46,459	(20,337)
Beginning balance (in shares) at Dec. 31, 2018	59,518,498	59,518,498
Beginning balance at Dec. 31, 2018	$ 158,896	$ 84,254	(8,683)	63,544	39,409	(19,628)
Increase (Decrease) in Stockholders' Equity
Net income	67,955
Other comprehensive loss, net of tax	$ (15,264)
Ending balance (in shares) at Sep. 30, 2019	60,212,208	60,212,208
Ending balance at Sep. 30, 2019	$ 176,260	$ 85,032	(8,683)	63,428	71,375	(34,892)
Beginning balance (in shares) at Mar. 31, 2019		59,518,498
Beginning balance at Mar. 31, 2019	168,790	$ 84,254	(8,683)	67,097	46,459	(20,337)
Increase (Decrease) in Stockholders' Equity
Net income	24,748				24,748
Other comprehensive loss, net of tax	(9,255)					(9,255)
Dividends paid - $0.20 per share	(12,042)				(12,042)
Share based compensation	(5,737)			(5,737)
Issuance of stock under equity compensation plans (in shares)		693,710
Issuance of stock under equity compensation plans	821	$ 778		43
Ending balance (in shares) at Jun. 30, 2019		60,212,208
Ending balance at Jun. 30, 2019	167,325	$ 85,032	(8,683)	61,403	59,165	(29,592)
Increase (Decrease) in Stockholders' Equity
Net income	24,253				24,253
Other comprehensive loss, net of tax	(5,300)					(5,300)
Dividends paid - $0.20 per share	(12,043)				(12,043)
Share based compensation	$ 2,025			2,025
Ending balance (in shares) at Sep. 30, 2019	60,212,208	60,212,208
Ending balance at Sep. 30, 2019	$ 176,260	$ 85,032	$ (8,683)	$ 63,428	$ 71,375	$ (34,892)